Poplar Forest Partners Fund (Prospectus Summary) | Poplar Forest Partners Fund
SUMMARY SECTION
Investment Objective
The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold

Class A shares and Institutional Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's Class A shares. More information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 24 of the Fund's statutory

Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"

section on page 29 of the Fund's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Poplar Forest Partners Fund	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Poplar Forest Partners Fund		Class A	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.36%	0.36%
Total Annual Fund Operating Expenses		1.61%	1.36%
Less: Fee Waiver	[1]	(0.36%)	(0.36%)
Net Annual Fund Operating Expenses		1.25%	1.00%
[1]	The Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit the Net Annual Fund Operating Expenses to 1.25% and 1.00% of average daily net assets of the Fund's Class A shares and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least January 28, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Poplar Forest Partners Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	621	949	1,300	2,287
Institutional Class	102	395	710	1,604

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the

Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.48% of the average value of its portfolio.

Principal Investment Strategy
The Fund seeks to deliver superior, risk-adjusted returns over full market cycles, by investing primarily in the common stocks of underappreciated companies and industries. A full market cycle is deemed to be a multi-year period including a period of material increase in the U.S. stock market (a "bull market") and a period of material decline in the U.S. stock market (a "bear market"). The Fund will generally focus on 25 to 35 companies (i) with an investment grade debt rating, (ii) with a history of paying common stock dividends, and (iii) with a market capitalization among the top 1,000 companies in the United States.

The Fund is managed using a long-term approach to security selection. Investments will generally be made with an intended investment horizon of three years,

although individual investments may be held for shorter or longer time periods.

The Adviser evaluates investment opportunities using bottom up, fundamental analysis, paying particular attention to the following factors:

1.  Expected future profits;

2.  Expected sustainable revenue and/or asset growth;

3.  Expected cash investment needed to support expected growth;

4.  Normalized free cash flow after considering Items 1 through 3 above; and

5.  Valuation relative to normalized earnings and free cash flow after giving consideration to growth potential and financial strength.

The Fund may also invest up to 25% of its net assets in government and corporate debt securities of any maturity. Of this 25%, no more than 10% will be invested in investment grade corporate debt and no more than 5% will be invested in non-investment grade (i.e., "junk" bonds) corporate debt. The Fund also may invest up to 15% of its net assets in foreign equity securities. Additionally,

up to 15% of the Fund's net assets may be invested in a combination of convertible securities, options, warrants and rights and other investment companies. The Fund may invest up to 100% of its net assets in cash,

cash-equivalents and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The decision to sell securities is driven by the Adviser's evaluation of prospective total returns relative to the perceived risk of the security in question. A security may be sold when its estimated future return is low in an absolute sense or in order to fund the purchase of a new investment which offers a better risk/reward profile. The Fund is managed in a tax sensitive manner and securities may be sold to generate tax losses in order to minimize realized taxable gains.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Fund.

The following additional risks could affect the value of your investment:

·  Management Risk - If the Adviser's investment strategies do not produce the expected results, the value of the Fund could decrease.

·  Market Risk - If the stock market as a whole, or the value of an individual company, goes down, the result could be a decrease in the value of the Fund.

·  Value-Style Investing Risk - Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor;

   that belief may be misplaced or the security may stay out of favor for an extended period of time.

·  Debt Securities Risk - Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.

·  Medium-Sized Companies Risk - Investing in securities of medium-sized companies may involve greater risk than investing in larger, more established companies because they can be subject to greater share price volatility than larger, more established companies.

·  Foreign Securities Risk - Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund's investments.

The Fund may be appropriate for investors who:

•  are pursuing long-term growth of capital;

•  want to add an investment with appreciation potential to diversify their investment portfolio; and

•  can accept the greater risks of investing in a portfolio with significant common stock holdings.

Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund's Institutional Class shares' annual return from year to year. The table shows how the Fund's average annual returns for one year and since inception compare with those of a broad measure of market performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling the Fund toll-free at

1-877-522-8860.

Calendar Year Return as of December 31 - Institutional Class

During the period of time shown in the bar chart, the highest return for a calendar quarter was 11.91% (quarter ended December 31, 2011) and the lowest return for a calendar quarter was -20.25% (quarter ended September 30, 2011).

Average Annual Total Return (for the period ended December 31, 2011)
Average Annual Total Returns Poplar Forest Partners Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Shares Return Before Taxes	(9.52%)	1.98%	Dec. 31, 2009
Institutional Class	Institutional Class Shares Return Before Taxes	(4.50%)	4.89%	Dec. 31, 2009
Institutional Class After Taxes on Distributions	Institutional Class Shares Return After Taxes on Distributions	(4.65%)	4.73%	Dec. 31, 2009
Institutional Class After Taxes on Distributions and Sales	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	(2.72%)	4.17%	Dec. 31, 2009
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	8.39%	Dec. 31, 2009

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k)

plans or individual retirement accounts ("IRAs").

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.